Feb. 26, 2021
NUVEEN CORE IMPACT BOND MANAGED ACCOUNTS PORTFOLIO
SUPPLEMENT DATED APRIL 23, 2021
TO THE PROSPECTUS DATED FEBRUARY 26, 2021

1.
The ninth paragraph of the section entitled “Portfolio Summary – Nuveen Core Impact Bond Managed Accounts Portfolio – Principal Investment Strategies” is hereby deleted and replaced with the following:

The Portfolio may invest up to 40% of its assets in securities of foreign issuers, including those that are located in emerging market countries.